PIMCO Funds

Supplement Dated August 15, 2014 to the

Credit Bond Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B,

Class C and Class R Prospectus dated July 31, 2014, as supplemented from time to time

(the “Prospectus”)

Disclosure Related to the PIMCO Credit Absolute Return Fund (the “Fund”)

Effective immediately, the last sentence of the second paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary is deleted in its entirety and replaced with the following:

The Fund may invest up to 15% of its total assets in preferred stock, convertible securities and other equity-related instruments, including up to 10% of its total assets in common stock.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_081514

PIMCO Funds

Supplement Dated August 15, 2014 to the

Real Return Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A,

Class B, Class C and Class R Prospectus dated July 31, 2014, as supplemented from time to time

(the “Prospectus”)

Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund (the “Fund”)

Effective immediately, the fifth paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary is deleted in its entirety and replaced with the following:

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

In addition, effective immediately, the following paragraph is inserted immediately following the “Principal Risks—Credit Risk” section of the Fund’s Fund Summary:

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

In addition, effective immediately, the following paragraphs are inserted immediately following the “Principal Risks—Foreign (Non-U.S.) Investment Risk” section of the Fund’s Fund Summary:

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

In addition, effective immediately, corresponding edits are made to the table in the “Description of Principal Risks” section of the Prospectus.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_081514

PIMCO Funds

Supplement Dated August 15, 2014 to the

Statement of Additional Information dated July 31, 2014, as supplemented from time to time

(the “SAI”)

Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund (the “Fund”)

Effective immediately, the tenth sentence of the “Investment Restrictions—Non-Fundamental Investment Restrictions—Currency Hedging” section of the SAI is deleted in its entirety and replaced with the following:

The PIMCO CommoditiesPLUS® Strategy Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_081514

PIMCO Funds

Supplement dated August 15, 2014 to the

Real Return Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A,

Class B, Class C and Class R Prospectus (the “Prospectus”) and Statement of Additional Information

(the “SAI”), each dated July 31, 2014, as supplemented and revised from time to time

Disclosure relating to the PIMCO CommoditiesPLUS® Short Strategy Fund, the PIMCO Real

Income 2019 Fund® and the PIMCO Real Income 2029 Fund®

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for each of the PIMCO CommoditiesPLUS® Short Strategy Fund, the PIMCO Real Income 2019 Fund® and the PIMCO Real Income 2029 Fund® (each a “Fund” and collectively the “Funds”) pursuant to which each Fund will be liquidated (each, a “Liquidation” and collectively, the “Liquidations”) on or about November 14, 2014 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective October 15, 2014, the Funds will no longer sell shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into the Funds from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any share of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after each Fund has paid or provided for all of its charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Fund shareholders of record at the time of the Liquidations. Additionally, each Fund must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final Liquidation distribution. Pacific Investment Management Company LLC (“PIMCO”), investment adviser to the Funds, intends to distribute substantially all of each Fund’s net investment income prior to the Liquidations. PIMCO will bear all expenses in connection with the Liquidations.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of a Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges—Redeeming Shares” in the Prospectus. Shareholders may also exchange their Fund shares for shares of the same class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges—Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. Although the Liquidations are not expected to be a taxable event for the Funds, for taxable shareholders, the automatic redemption of shares of the Funds on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP4_081514

PIMCO Funds

Supplement Dated August 15, 2014 to the

International Bond Funds Institutional Class, Class P, Administrative Class, Class D,

Class A, Class B, Class C and Class R Prospectus, dated July 31, 2014,

as supplemented from time to time

Disclosure Related to the PIMCO Emerging Markets Bond Fund (the “Fund”)

The following changes are effective October 1, 2014.

The supervisory and administrative fee for Class A, Class B, Class C and Class D shares of the Fund, stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately, will decrease from 0.55% to 0.50%.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP5_081514